VESSELS AND EQUIPMENT, NET (Table)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Summary Rollforward of Vessels and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2020	2,726,105	(458,419)	2,267,686
Additions	642,515	—	642,515
Transfer from newbuildings	116,446	—	116,446
Transfer to held for sale	(8,148)	—	(8,148)
Impairment loss	(4,187)	—	(4,187)
Depreciation	—	(49,635)	(49,635)
Balance at June 30, 2021	3,472,731	(508,054)	2,964,677